Biological Assets - Schedule of Changes in Biological Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Changes in Biological Assets [Abstract]
Balance at the beginning of the period, Current	$ 1,608,223	$ 1,712,153	$ 1,861,106
Balance at the beginning of the period, Non-current	518,234	531,477	501,958
Business combination, Current			(24,542)
Business combination, Non-current
Increase by reproduction (born) and cost absorption including death, Current	10,602,793	10,680,387	12,721,303
Increase by reproduction (born) and cost absorption including death, Non-current	1,471,224	1,366,906	818,182
Reduction for slaughter, sale or consumption, Current	(11,922,256)	(12,129,791)	(13,522,290)
Reduction for slaughter, sale or consumption, Non-current	(84,532)	(67,825)	(66,503)
Purchases, Current	498,175	435,186	397,946
Purchases, Non-current	255,223	235,677	180,727
Fair value adjustments, Current	18,912	158,788	(85,715)
Fair value adjustments, Non-current	236	(189)	700
Reclassification from non-current to current, Current	925,386	913,073	307,195
Reclassification from non-current to current, Non-current	(925,386)	(913,073)	(307,195)
Exchange rate variation, Current	95,533	(161,573)	57,150
Exchange rate variation, Non-current	29,457	(45,443)	12,426
Amortization, Current
Amortization, Non-current	(652,657)	(589,296)	(608,818)
Balance at the end of the period, Current	1,826,766	1,608,223	1,712,153
Balance at the end of the period, Non-current	$ 611,799	$ 518,234	$ 531,477